Financial investments - Summary of unrealized losses of debt instruments classified as at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Amortized cost	S/ 6,571,411	S/ 10,562,488
Unrealized gross gain	513,720	52,568
Unrealized gross loss	(12,711)	(395,463)
Peruvian Sovereign Bonds [member] | A- [member]
Disclosure of external credit grades [line items]
Amortized cost	3,213,581	2,702,571
Unrealized gross gain	330,856	46,714
Unrealized gross loss	S/ (242)	(65,955)
Maturity Beginning	2024
Maturity Ending	2055
Corporación Financiera de Desarrollo S.A.[member] | AA [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 374,631	386,240
Unrealized gross gain	30,197
Unrealized gross loss	S/ (1,438)	(19,238)
Maturity Beginning	2022
Maturity Ending	2046
BBVA Banco Continental | AA+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 302,668	199,326
Unrealized gross gain	14,611	2,039
Unrealized gross loss	S/ (3,301)	(4,737)
Maturity Beginning	2020
Maturity Ending	2033
H2Olmos S.A.[member] | AA [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 227,018	230,838
Unrealized gross gain	S/ 10,103
Unrealized gross loss		(4,793)
Maturity Beginning	2025
Maturity Ending	2032
Fermaca Enterprises S.R.L.[member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 218,733	229,906
Unrealized gross gain	S/ 6,906
Unrealized gross loss		(11,778)
Maturity	2038
Bienes Raíces Uno Trust [member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 180,067	183,572
Unrealized gross gain	S/ 11,417
Unrealized gross loss		(23,301)
Maturity	2044
Mexichem SAB de CV [member] | BBB- [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 175,102	178,387
Unrealized gross gain	S/ 9,874
Unrealized gross loss		(18,048)
Maturity Beginning	2042
Maturity Ending	2044
Línea Amarilla S.A.C.[member] | AA [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 174,049	173,130
Unrealized gross gain	S/ 14,284	1,042
Unrealized gross loss		(4,998)
Maturity	2037
PA Pacifico Trust [member] | BBB- [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 161,799	166,049
Unrealized gross gain	S/ 4,144
Unrealized gross loss		(12,280)
Maturity	2035
Celulosa Arauco y Constitución S.A.[member] | BBB- [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 160,864	163,796
Unrealized gross gain	S/ 2,783
Unrealized gross loss		(12,295)
Maturity	2047
Global bonds of the republic of colombia [member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 114,431	271,482
Unrealized gross gain	S/ 551
Unrealized gross loss		(4,046)
Maturity Beginning	2021
Maturity Ending	2023
Falabella Perú S.A.A.[member] | AA+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 101,225	101,341
Unrealized gross gain	S/ 6,769
Unrealized gross loss		(6,474)
Maturity Beginning	2028
Maturity Ending	2035
Red de Energia del Perú [member] | AAA [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 99,781	109,665
Unrealized gross gain	S/ 12,964
Unrealized gross loss		(4,111)
Maturity Beginning	2026
Maturity Ending	2031
Celeo Redes Operación CL [member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 91,984	94,252
Unrealized gross gain	S/ 8,499
Unrealized gross loss		(6,014)
Maturity	2047
Taboada Finance Ltda. [Member] | BBB+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 90,888	93,010
Unrealized gross gain	2,399	612
Unrealized gross loss	S/ (167)	(4,694)
Maturity Beginning	2029
Maturity Ending	2033
Enel Distribución Perú S.A.A.[member] | AAA [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 85,706	85,665
Unrealized gross gain	8,373	426
Unrealized gross loss	S/ (8)	(5,864)
Maturity Beginning	2025
Maturity Ending	2038
Lima Metro Line 2 Finance Limited [member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 80,965	149,512
Unrealized gross gain	S/ 7,825
Unrealized gross loss		(7,935)
Maturity	2034
PA Costera Trust [member] | BBB- [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 73,548	75,046
Unrealized gross gain	S/ 5,154
Unrealized gross loss		(4,716)
Maturity	2034
Electricite de France S.A.[member] | A- [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 71,161	72,431
Unrealized gross gain	S/ 3,445
Unrealized gross loss		(8,673)
Maturity	2114
México Generadora de Energía [member] | BBB [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 67,399	72,009
Unrealized gross gain	S/ 3,341
Unrealized gross loss		(5,324)
Maturity	2032
Goldman Sachs [member] | BBB+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 64,547	63,129
Unrealized gross gain	S/ 16,566
Unrealized gross loss		(6,572)
Maturity Beginning	2030
Maturity Ending	2042
Southern Perú Copper Coporation [member] | BBB+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 53,086	220,634
Unrealized gross gain	2,501
Unrealized gross loss	S/ (386)	(7,653)
Maturity Beginning	2028
Maturity Ending	2035
Banco de Crédito del Perú [member] | BBB+ [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 41,891	222,072
Unrealized gross gain	158
Unrealized gross loss	S/ (9)	(14,536)
Maturity Beginning	2023
Maturity Ending	2025
Cencosud S.A.[member]
Disclosure of external credit grades [line items]
Amortized cost		191,388
Unrealized gross loss		(20,819)
Global bonds of the republic of peru [member]
Disclosure of external credit grades [line items]
Amortized cost		332,311
Unrealized gross gain		1,439
Unrealized gross loss		(14,692)
Global bonds of the united mexican states [member]
Disclosure of external credit grades [line items]
Amortized cost		105,749
Unrealized gross loss		(7,133)
Mexico City Airport Trust [member]
Disclosure of external credit grades [line items]
Amortized cost		94,948
Unrealized gross loss		(11,129)
Comisión Federal de Electricidad CFE.[member]
Disclosure of external credit grades [line items]
Amortized cost		35,007
Unrealized gross loss		(4,180)
Instruments with individual losses less than S/4 million [member]
Disclosure of external credit grades [line items]
Amortized cost	S/ 346,287	3,559,022
Unrealized gross gain		296
Unrealized gross loss	S/ (7,160)	S/ (73,475)